Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SIT MID CAP GROWTH FUND INC
Entity Central Index Key	0000356787
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000032269
Shareholder Report [Line Items]
Fund Name	Sit Mid Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Mid Cap Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Mid Cap Growth Fund	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]
	Sit Mid Cap Growth Fund	Russell 3000® Index	Russell Midcap Growth Index
12/14	$10,000	$10,000	$10,000
12/15	9,778	10,048	9,980
12/16	10,082	11,327	10,711
12/17	11,998	13,721	13,418
12/18	11,128	13,002	12,780
12/19	14,490	17,035	17,314
12/20	19,283	20,593	23,475
12/21	22,386	25,877	26,463
12/22	17,006	20,907	19,392
12/23	20,742	26,334	24,408
12/24	24,226	32,604	29,803

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Mid Cap Growth Fund	9.20%	16.80%	10.83%	9.25%
Russell 3000® Index	9.03%	23.81%	13.86%	12.55%
Russell Midcap Growth Index	15.22%	22.10%	11.47%	11.54%

The Fund continues to use the Russell Midcap Growth Index as an additional benchmark.

Material Change Date	Dec. 31, 2024
AssetsNet	$ 212,952,681
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,312,650
InvestmentCompanyPortfolioTurnover	2.38%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$212,952,681
# of Portfolio Holdings	70
Portfolio Turnover Rate	2.38%
Investment Advisory Fees Paid	$1,312,650
Weighted average market cap	$125.4 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Technology Services	20.2%
Electronic Technology	20.1
Health Technology	11.6
Producer Manufacturing	9.8
Finance	9.6
Retail Trade	5.2
Industrial Services	5.0
Health Services	4.1
Commercial Services	3.1
Others	8.7
Cash and other net assets	2.6
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Broadcom, Inc.	7.4%
Arista Networks, Inc.	7.3
PTC, Inc.	2.8
TJX Cos., Inc.	2.6
Ameriprise Financial, Inc.	2.5
HubSpot, Inc.	2.2
Insulet Corp.	2.2
Autodesk, Inc.	2.1
Carlyle Group, Inc.	2.0
Atlassian Corp.	1.9

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.